Credit Risk - Economic uncertainty adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 700	£ 1,000
Covid-19 Related Uncertainty Adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	600	900
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,495	2,391
Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,073	1,221
Wholesale loans | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	200
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,937	3,998
Loans and advances | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		900
Loans and advances | Covid-19 Related Uncertainty Adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	600	100
USA | Credit cards, unsecured loans and other retail lending | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	400	600
Model Uncertainty Risk | Covid-19 Related Uncertainty Adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 100	£ 100